LEASES (Tables)	12 Months Ended
Dec. 31, 2017
LEASES [Abstract]
Schedule of Future Minimum Rental Payments Under Operating Leases	Future minimum rental payments under these leases are as follows:
December 31, 2017
Dollars in thousands
2018	$226
2019	143
2020	77
2021	34
$480